File No. 333-81807

AS FILED SEPTEMBER 28, 1999

                   U.S. SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                                  FORM N-14
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                       Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. |1|
                       (Check appropriate box or boxes)

                    FRANKLIN REAL ESTATE SECURITIES TRUST
              (Exact Name of Registrant as Specified in Charter)

                                (650) 312-2000
                       (Area Code and Telephone Number)

                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                   Address of Principal Executive Offices:
                   (Number, Street, City, State, Zip Code)

                          DEBORAH R. GATZEK, ESQUIRE
                          777 MARINERS ISLAND BLVD.
                             SAN MATEO, CA 94404
                    Name and Address of Agent for Service:
                (Number and Street) (City) (State) (Zip Code)

                                  Copies to:

                            BRUCE G. LETO, ESQUIRE
                     STRADLEY RONON STEVENS & YOUNG, LLP
                           2600 ONE COMMERCE SQUARE
                            PHILADELPHIA, PA 19103

           Approximate Date of Proposed Public Offering: AS SOON AS
       PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                UNDER THE SECURITIES ACT OF 1933, AS AMENDED.



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933, AS AMENDED.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $.01 PER SHARE, OF FRANKLIN REAL ESTATE SECURITIES FUND - CLASS A AND FRANKLIN REAL ESTATE SECURITIES FUND - CLASS C. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

PART C.     OTHER INFORMATION

Item 15.    INDEMNIFICATION

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

      Please see the Declaration of Trust, By-Laws, Management Agreement, and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Item 16.    EXHIBITS (Incorporated by reference to the filings as noted)

      The following exhibits are incorporated herein by reference to the previously filed document indicated below, except as noted:

      (1)   Copies of the charter of the Registrant as now in effect:

            (i)   Certificate of Trust of Franklin Real Estate
                  Securities Trust dated September 14, 1993
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (ii)  Agreement and Declaration of Trust of Franklin
                  Real Estate Securities Trust dated September
                  14, 1993
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (iii) Certificate of Amendment of Agreement and
                  Declaration of Trust of Franklin Real Estate
                  Securities Trust dated February 16, 1995.
                  Filing:  Post-Effective Amendment No. 4
                  to Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

      (2) Copies of the existing By-laws or corresponding instruments of the Registrant:

            (i)   By-Laws of Franklin Real Estate Securities Trust
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (ii)  Amendment to the By-Laws dated October 27, 1994
                  Filing:  Post-Effective Amendment No. 7 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  August 29, 1997

      (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant:

            Not Applicable

      (4)    Agreement and Plan of Reorganization dated July 27, 1999

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

            (i) Management Agreement between Registrant on behalf of Franklin Real Estate Securities Fund and Franklin Advisers, Inc., dated January 3, 1994
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (ii) Amendment to Management Agreement between Franklin Real Estate Securities Trust, on behalf of Franklin Real Estate Securities Fund, and Franklin Advisers Inc., dated August 1, 1995
                  Filing:  Post-Effective Amendment No. 5
                  to Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  August 21, 1996

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

            (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated April 23, 1995
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (ii)  Amendment of Amended and Restated Distribution
                  Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 12, 1999
                  Filing:  Post-Effective Amendment No. 10 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 28, 1999

            (iii) Forms of Dealer Agreements between Franklin/Templeton
                  Distributors, Inc. and Securities Dealers dated March
                  1, 1998
                  Filing:  Post-Effective Amendment No. 9 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  December 23, 1998

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration:

            (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 5 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  August 21, 1996

            (ii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 8 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 19, 1998

            (iii) Amendment dated February 27, 1998 to Master Custody
                  Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 10 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 28, 1999

            (iv) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 5 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  August 21, 1996

            (v)   Foreign Custody Manager Agreement between the
                  Registrant and The Bank of New York dated February
                  27, 1998
                  Filing:  Post-Effective Amendment No. 9 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  December 23, 1998

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreements with any person relating to the implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the Registrant's directors describing any action taken to revoke the plan.

            (i)   Plan of Distribution pursuant to Rule 12b-1 dated
                  January 3, 1994
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (ii) Class II Distribution Plan pursuant to Rule 12b-1 dated March 30, 1995
                  Filing:  Post-Effective Amendment No. 4 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 30, 1995

            (iii) Class B Distribution Plan pursuant to Rule 12b-1
                  dated October 16, 1998
                  Filing:  Post-Effective Amendment No. 10 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 28, 1999

            (iv)  Form of Multiple Class Plan
                  Filing:  Post-Effective Amendment No. 10 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  June 28, 1999

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

            (i)   Opinion and Consent of Counsel
                  Filing:     Post-Effective Amendment No. 9 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  December 23, 1998

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

            (i) Opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus dated September 23, 1999.

      (13) Copies of all other material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the Registration
            Statement:

            (i) Subcontract for Fund Administrative Services dated October 1, 1996, as amended, April 30, 1998, between Franklin Advisers, Inc. and Franklin Templeton
                  Services Inc.
                  Filing:  Post-Effective Amendment No. 9 to
                  Registration Statement on Form N-1A
                  File No. 33-69048
                  Filing Date:  December 23, 1998

      (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

            Not Applicable

      (15)  All financial statements omitted pursuant to Item 14(a)(1):

            Not Applicable

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement.

            (i)   Power of Attorney dated April 15, 1999
                  Filing: Registration Statement on Form N-14
                  File No. 333-81807
                  Date: June 29, 1999

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.




                                  SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo, and the State of California, on the 28th day of September, 1999.


                              FRANKLIN REAL ESTATE SECURITIES TRUST
                              (Registrant)

                        By:/s/ LEIANN NUZUM
                               Leiann Nuzum
                               Assistant Secretary

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                  Principal Executive Officer and Trustee
Rupert H. Johnson, Jr.                   Dated:  September 28, 1999

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated:  September 28, 1999

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated:  September 28, 1999

DIOMEDES LOO-TAM*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated:  September 28, 1999

FRANK H. ABBOTT III*                     Trustee
Frank H. Abbot III                       Dated:  September 28, 1999

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated:  September 28, 1999

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated:  September 28, 1999

ROBERT F. CARLSON*                       Trustee
Robert F. Carlson                        Dated:  September 28, 1999

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated:  September 28, 1999

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated:  September 28, 1999

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated:  September 28, 1999

*By:  /S/ LEIANN NUZUM
      Leiann Nuzum, Attorney-in-Fact
      (pursuant to Power of Attorney previously filed)



                           FRANKLIN REAL ESTATE SECURITIES TRUST
                        REGISTRATION STATEMENT ON FORM N-14
                                   EXHIBITS INDEX

EXHIBIT NO.          DESCRIPTION                                     LOCATION

EX-99.(1)(i)         Certificate of Trust of Franklin Real Estate        *
                     Securities Trust dated September 14, 1993

EX-99.(1)(ii)        Agreement and Declaration of Trust of               *
                     Franklin Real Estate Securities Trust dated
                     September 14, 1993

EX-99.(1)(iii)       Certificate of Amendment of Agreement and           *
                     Declaration of Trust of Franklin Real Estate
                     Securities Trust dated February 16, 1995

EX-99.(2) (i)        By-Laws                                             *

EX-99.(2)(ii)        Amendment to the By-Laws dated October  27,         *
                     1994

EX-99.(4)            Agreement and Plan of Reorganization Dated        Attached
                     July 27, 1999

EX-99.(6)(i)         Management Agreement between the Registrant,        *
                     on behalf of Franklin Real Estate Securities
                     Fund, and Franklin Advisers, Inc., dated
                     January 3, 1994

EX-99.(6)(ii)        Amendment to Management Agreement between           *
                     the Registrant, on behalf of Franklin Real
                     Estate Securities Fund, dated August 1, 1995

EX-99.(7)(i)         Amended and Restated Distribution Agreement         *
                     between Registrant and Franklin/Templeton
                     Distributors, Inc., dated April 23, 1995

EX-99.(7)(ii)        Amendment of Amended and Restated                   *
                     Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated January 12, 1999

EX-99.(7)(iii)       Forms of Dealer Agreements between                  *
                     Franklin/Templeton Distributors, Inc., and
                     Securities Dealers

EX-99.(9)(i)         Master Custodian Agreement between                  *
                     Registrant and Bank of New York dated
                     February 16, 1996

EX-99.(9)(ii)        Amendment dated May 7, 1997 to Master               *
                     Custody Agreement between Registrant and
                     Bank of New York

EX-99.(9)(iii)       Amendment dated February 27, 1998 to Master         *
                     Custody Agreement between Registrant and
                     Bank of New York

EX-99.(9)(iv)        Terminal Link Agreement between Registrant          *
                     and Bank of New York dated February 16, 1996

EX-99.(9)(v)         Foreign Custody Manager Agreement between           *
                     the Registrant and The Bank of New York
                     dated dated February 27, 1998

EX-99.(10)(i)        Distribution Plan pursuant to Rule 12b-1            *
                     dated January 3, 1994

EX-99.(10)(ii)       Class II Distribution Plan pursuant to Rule         *
                     12b-1 dated March 30, 1995

EX-99.(10)(iii)      Class B Distribution Plan pursuant to Rule          *
                     12b-1 dated October 16, 1998

EX-99.(10)(iv)       Multiple Class Plan                                 *

EX-99.(11)(i)        Opinion and consent of counsel                      *

EX-99.(12)(i)        Opinion and Consent of counsel                    Attached
                     supporting tax matters

EX-99.(13)(i)        Subcontract for Fund Administrative Services        *
                     dated October 1, 1996 as amended March 11,
                     1998 between Franklin Advisers, Inc. and
                     Franklin Templeton Services, Inc.

EX-99.(16)(i)        Power of Attorney dated April 15, 1999              *

*Incorporated by Reference